Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents. [Abstract]
Cash and Cash Equivalents	Note 18
Cash and Cash Equivalents

EUR'000	2025	2024	2023
Cash at bank and on hand	151,679	51,253	96,608
The Company held cash as of 31 December 2025 with the intention of paying assets under construction-
related instalments in 2026.
Accounting policies
Cash and cash equivalents consist of cash net of short-term bank overdrafts, as these are considered an integral part of the Group’s cash management. Cash and cash equivalents are measured at amortised cost.